UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2012
                                                      ------------------

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                                --------

                        THIS AMENDMENT (CHECK ONLY ONE):

                         [ ] is a restatement.

                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

    NAME:                  Thomas W. Smith*
                           -----------------------------------------------------

    ADDRESS:               2200 Butts Road, Suite 320  Boca Raton FL      33431
                           --------------------------- ---------- ------- ------
                           (Street)                    (City)     (State) (Zip)

    FORM 13F FILE NUMBER:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

         NAME:             Thomas W. Smith
         TITLE:            Investment Manager
         PHONE:            561-314-0800

SIGNATURE, PLACE, AND DATE OF SIGNING:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Boca Raton, FL
--------------------------------------------------------------------------------
[City, State]

         February 14, 2013
--------------------------------------------------------------------------------
[Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:            0
                                              -------
FORM 13F INFORMATION TABLE ENTRY TOTAL:       20
                                              -------
FORM 13F INFORMATION TABLE VALUE TOTAL:       $100,546 (thousands)
                                              --------




List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE


                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
     --------------             --------------    -----    --------  -------  ---  ----  -------  --------  ----     ------   ----
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK   018581108    5,725    39,550  SH          Sole         -     39,550
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK   018581108    2,420    16,720  SH          Other        -              16,720
COPART, INC.                     COMMON STOCK   217204106    7,251   245,788  SH          Sole         -    245,788
COPART, INC.                     COMMON STOCK   217204106    3,080   104,400  SH          Other        -             104,400
CREDIT ACCEPTANCE CORP.          COMMON STOCK   225310101   13,294   130,748  SH          Sole         -    130,748
CREDIT ACCEPTANCE CORP.          COMMON STOCK   225310101   14,839   145,939  SH          Other        -             145,939
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK   393122106    4,523   109,400  SH          Sole         -    109,400
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK   393122106    4,444   107,500  SH          Other        -             107,500
LIFE TIME FITNESS, INC.          COMMON STOCK   53217R207    3,822    77,667  SH          Sole         -     77,667
LIFE TIME FITNESS, INC.          COMMON STOCK   53217R207    1,304    26,500  SH          Other        -              26,500
MARKET LEADER, INC.              COMMON STOCK   57056R103      144    22,000  SH          Sole         -     22,000
NEUSTAR INC.                         CL A       64126X201    7,656   182,600  SH          Sole         -    182,600
NEUSTAR INC.                         CL A       64126X201    4,483   106,925  SH          Other        -             106,925
SYSTEMAX INC.                    COMMON STOCK   871851101      738    76,500  SH          Sole         -     76,500
SYSTEMAX INC.                    COMMON STOCK   871851101      888    92,018  SH          Other        -              92,018
TRACTOR SUPPLY CO.               COMMON STOCK   892356106    4,720    53,416  SH          Sole         -     53,416
VISTAPRINT N.V.                       SHS       N93540107    5,328   162,150  SH          Sole         -    162,150
VISTAPRINT N.V.                       SHS       N93540107    3,640   110,766  SH          Other        -             110,766
WORLD ACCEPTANCE CORP.           COMMON STOCK   981419104    7,005    93,950  SH          Sole         -     93,950
WORLD ACCEPTANCE CORP.           COMMON STOCK   981419104    5,241    70,295  SH          Other        -              70,295